Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Text Block [abstract]
Significant Accounting Policies
3. SIGNIFICANT ACCOUNTING POLICIES
Basis of consolidation

a)	Subsidiary companies
Subsidiaries are all the entities controlled by the Group. Control exists where the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Group controls another entity.
The Group also assesses the existence of control when it does not hold more than 50% of the voting rights but is able to govern the financial and operating policies by virtue of de-facto
control.
De-facto
control may arise in circumstances where the size of the Group’s voting rights relative to the size and dispersion of other shareholders participation, give to the Group the power to govern the financial and operating policies of an entity.
Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are de-consolidated
from the date that control ceases.

b)	Business combinations
The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. Acquisition-related costs are expensed in the consolidated statement of profit or (loss) and other comprehensive (loss)/income as incurred.
If the business combination is achieved in stages, the fair value at the acquisition date of the interest previously held by the Group is valued again at fair value at the acquisition date through consolidated statement of profit or (loss) and other comprehensive (loss)/income.
Any contingent consideration to be transferred by the Group is recognised at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration that is considered as an asset or liability is recognised in accordance with IAS 39 either in the consolidated statement of profit or (loss) or as a change to the consolidated statement of other comprehensive (loss)/income. Contingent consideration classified as equity is not remeasured and its subsequent settlement is recognised in equity.
Goodwill is measured as the excess of the sum of the consideration transferred and the fair value of the amount of any non-controlling
interests in the acquiree, over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If the consideration price is lower than the fair value of the net assets of subsidiaries acquired, the excess is recognised in consolidated statement of profit or (loss) and other comprehensive (loss)/income.
Business combinations involving entities under common control are recognised as follows: all assets and liabilities are recorded at book value and the difference between the cost of investment and net equity of the entity acquired is recorded as an equity transaction in the statement of changes in equity.
A list of the subsidiary companies of the Group are:

The Group	Country of registration	Participation in share capital		Principal activity and status
		2020	2019
		%	%
Arrival Ltd	UK	100%	100%	R&D
Arrival Nominees Ltd	UK	—	—	Dissolved – February 5, 2019
Arrival Software Ltd	UK	—	80%	Dissolved – January 14, 2020
Sim-ply Designed Ltd	UK	—	—	Dissolved – May 7, 2019
Arrival One Ltd	UK	—	—	Dissolved – March 26, 2019
Arrival Robotics Ltd (previously named TRA Robotics Ltd)	UK	100%	100%	R&D
Arrival R Ltd (previously named Roborace Ltd)	UK	100%	100%	R&D
Arrival M Ltd (previously named Cybernation Ltd)	UK	—	100%	Dissolved – September 22, 2020
Arrival Jet Ltd	UK	100%	100%	R&D
Arrival Elements Ltd	UK	—	100%	Dissolved – March 3, 2020
Roborace Ltd	UK	100%	—	R&D
Arrival Management Systems Ltd	UK	—	100%	Dissolved – January 14, 2020
Arrival Automotive UK Ltd	UK	100%	100%	Manufacturing
Arrival Solutions UK Ltd	UK	100%	—	Services
Arrival Mobility Ltd	UK	100%	100%	Services
Arrival Vault UK Ltd	UK	100%	—	Services
Arrival Elements B.V.	NL	100%	100%	Distributor
Arrival USA Inc (previously named Roborace Inc)	US	100%	100%	R&D
Arrival Automotive USA Inc	US	100%	100%	Manufacturing
ARSNL Merger Sub Inc	US	100%	—	Holding
Roborace Inc	US	100%	—	R&D
Arrival Solutions USA Inc	US	100%	—	Services
Arrival Automotive PTE Ltd	SGP	100%	100%	Acquisition and holding of participating interests
Arrival RUS LLC (previously named Arrival Software LLC)	Russia	100%	100%	R&D
Arrival Robotics LLC (previously named TRA Robotics LLC)	Russia	100%	100%	R&D
Arrival Germany GmbH	GER	100%	100%	R&D
Arrival Automotive Germany GmbH	GER	100%	100%	Manufacturing
Arrival Solutions Germany GmbH (previously named Cybernation Germany GmbH)	GER	100%	—	Services
Arrival Israel Ltd	IL	100%	100%	R&D
Arrival LT UAB	LT	100%	—	R&D
Arrival (previously named Arrival Group S.A.)	Lux	100%	—	Holding

c)	Transactions eliminated at consolidation
Intergroup balances and any recognised gains and losses or income and expenses arising from intergroup transactions are eliminated during the preparation of the consolidated financial statements. Unrealised gains arising from transactions with associate companies are eliminated to the extent of the Group’s interest in the net assets of the associate company. Unrealised losses are eliminated in the same way, but only to the extent that there is no evidence for impairment.

Foreign currencies

1.	Foreign currency transactions
Transactions in foreign currencies are translated to the functional currency of the Company at the average rate of the year. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency of the Company at the exchange rate at the reporting date.
Non-monetary
assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined.
Non-monetary
items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are generally recognised in consolidated statement of profit or (loss) and other comprehensive (loss)/income.

2.	Foreign operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into Euro at the exchange rates at the reporting date. The income and expenses of foreign operations are translated into Euro at the average rate of the year.
Foreign currency differences are recognised in Other Comprehensive Income (“OCI”) and accumulated in the translation reserve, except to the extent that the translation difference is allocated to
Non-Controlling
Interest (“NCI”).
When a foreign operation is disposed of in its entirety or partially such control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to consolidated statement of profit or (loss) and other comprehensive (loss)/income. as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to NCI. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to consolidated statement of profit or (loss) and other comprehensive (loss)/income.
Foreign exchange gains and losses are presented netted in the consolidated financial statements
The rates applied to convert the foreign currencies into EUR are presented in the following table:

		Consolidated Balance Sheet Closing rates		Consolidated Statement of profit or (loss) and other comprehensive (loss)/income Average rates
		2020	2019	2020	2019	2018
British Pounds	GBP	1.11234705	1.17536436	1.12440301	1.14171543	1.12873080
Russian Rubles	RUB	0.01093289	0.01429464	0.01187300	0.01384692	0.01348233
US Dollar	USD	0.81492950	0.89015489	0.87183958	0.89329581	0.84794867
Singapore Dollar	SGD	0.61659884	0.66176957	0.63344594	0.6556159	0.64139567
Israeli Shekel	ILS	0.25350470	0.25743339	0.25488151	0.25138208	—
If the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely to occur in the foreseeable future, the foreign currency differences arising from such items form part of the net investment in the foreign operation. Accordingly, such differences are recognised in OCI and accumulated in the translation reserve.
Property, plant and equipment
Each class of property, plant and equipment is carried at cost less, where applicable, any accumulated depreciation and impairment.

The depreciation rates for property, plant and equipment are as follows:

	Depreciation method	Depreciation Rate
Plant and machinery	Straight line	20%
Furniture & Fittings	Straight line	20%
Computer equipment	Straight line	33%
Motor vehicles	Straight line	20%
At the end of each annual reporting period, the depreciation method, useful life and residual value of each asset is reviewed. Any revisions are accounted for prospectively as a change in estimate.
When an asset is disposed, the gain or loss is calculated by comparing proceeds received with its carrying amount and is taken to consolidated statement of profit or (loss) and other comprehensive (loss)/income.
Assets that have been acquired but are not available for use are not depreciated. Leasehold improvements under construction are also not depreciated.
Leasehold improvements that are available for use are depreciated over the shorter of their useful economic life and the duration of the lease.
The right of use of assets for leases is depreciated over the shorter of their useful economic life and the duration of the lease.
Depreciation amount is presented in administration expenses. Depreciation of assets used in the development of products is capitalised (see note 19C).
Intangible fixed assets and goodwill
Intangible fixed assets are valued at purchase price including the expenses incidental thereto or at production cost, less accumulated amortisation and accumulated impairment losses. Where factors, such as technological advancement or changes in market price, indicate that the residual value or useful life have changed, the residual value, useful life or amortisation rate are amended prospectively to reflect the new circumstances. The assets are reviewed for impairment if the above factors indicate that the carrying amount may be impaired.
Expenditure on research activities is recognised in the consolidated statement of profit or (loss) and other comprehensive (loss)/income as an expense as incurred. Expenditure on development activities may be recognised as assets under construction if the product or process is technically and commercially feasible and the Group intends and has the technical ability and sufficient resources to complete development, future economic benefits are probable and if the Group can measure reliably the expenditure attributable to the intangible asset during its development.
Assets under construction involve design for, construction or testing of the production of a new or substantially improved products or processes. The expenditure recognised includes the cost of materials, direct labour, an appropriate proportion of overheads and borrowing costs. Other development expenditure is recognised in the consolidated statement of profit or (loss) and other comprehensive (loss)/income as an expense as incurred. There will be no amortisation until the asset is completed. Capitalised development expenditure is stated at cost less accumulated impairment losses.
Intangible assets are amortised as follows:

	Amortisation method	Amortisation Rate
Trademarks and Patents	Straight line	10 years
Software	Straight line	33.33% or over the period which any licenses cover
The amortisation of intangible assets is presented in administration expenses. Goodwill is not amortised.
In a business combination, goodwill represents the excess of the consideration paid over the fair value of the net identifiable assets, liabilities and contingent liabilities of the entity acquired.
Goodwill is stated at cost, less accumulated impairment losses.
Goodwill impairment testing is performed annually or more frequently if events or changes in circumstances indicate possible impairment. The carrying amount of goodwill is compared with its recoverable amount which is the higher of the value in use and the fair value less cost to sell.
Trade and other receivables
Trade and other receivables without significant financing components are initially measured at the transaction price. Other receivables which have significant financing components, are initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issue.
The amount of provision for trade and other receivables represents the difference between the carrying amount and the recoverable amount, which is equal to the present value of the estimated cash flow.
Amounts receivable in more than one year are presented in
non-current
assets and they are measured at amortised cost.
Financial Assets
The Group classifies its financial assets as assets measured at amortised cost. Financial assets measured at amortised cost are held under the business model that is aimed at collecting contractual cash-flows. The cash-flows of the financial assets relate solely to payments of the principal and interest on the principal amount.
Financial assets recognised at amortised cost are initially measured at fair value less costs that are directly attributable to the acquisition or issue of the financial asset. Subsequently they are adjusted to the payments received and the cumulative amortisation of any difference between the original amount and the amount repayable at maturity, using the effective interest method over the term of the financial asset. Interest income from these financial assets is included in finance income. When there is a difference between the fair value and the amount of the transaction at initial recognition, this difference is recognised in finance income or expenses in the consolidated statement of profit or (loss) and other comprehensive (loss)/income.
Measurement of fair value
The Group has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the chief financial officer.
The valuation team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that these valuations meet the requirements of the Standards, including the level in the fair value hierarchy in which the valuations should be classified. Significant valuation issues are reported to the those charged with Governance.
When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorised into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

—	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

—	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

—	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorised in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
Inventories
Inventories are measured at the lower of cost and net realisable value. Cost of inventory is determined using the first-in-first-out
basis and is net of any rebates and discounts received. Net realisable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs to make the sale. At the reporting date inventory is written down through an obsolescence provision if necessary. When such provision is recognised it is presented in the Research and Development expenses in the consolidated statement of profit or (loss) and other comprehensive (loss)/income.

Cash and cash equivalents and Cash flow statement
Cash and cash equivalents, for the purpose of preparing the statement of cash flows, comprise cash in hand and at banks and short-term deposits expiring not more than three months after the acquisition date.

Long term deposits are presented on the Balance Sheet as trade and other receivables, as these deposits are not liquid investments. For the purposes of preparing the statement of cash flows, transactions occurred within such long-term deposits appear within cash flows used in operations.
Impairment of assets
The carrying amount of the Group’s assets is reviewed at each reporting date to determine whether there is any indication of impairment in the value of the assets. If such indication exists, the asset’s recoverable amount is estimated. The recoverable amount of an asset is determined as the higher of its net selling price in an arm’s length transaction and the present value of the estimated future cash flows from the continued use of the asset and its sale at the end of its useful life. When the recoverable amount of an asset is lower than its carrying amount, this decrease is recognised as an expense in the statement of comprehensive income of the year.
In the case that in future accounting periods the amount of impairment that corresponds to the remaining assets decreases due to events that occurred after the recognition of the impairment, the corresponding amount is reversed through consolidated statement of profit or (loss) and other comprehensive (loss)/income.
Expected Credit Loss (“ECL”) is a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (for example: the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive). ECLs are discounted at the effective interest rate of the financial asset. Loss allowances for financial assets measured at amortised cost are deducted from the gross carrying amount of the assets. Based on management assessment the impact of ECL is not material to the consolidated financial statements.
Share capital
Ordinary shares and Preference A shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares and share options which vest immediately are recognised as a deduction from equity, net of any tax effects.
Share premium is the difference between the fair value of the consideration receivable for the issue of shares and the nominal value of the shares.
Treasury Shares are ordinary outstanding shares that are held by the issuing company. When such ordinary shares are subsequently reissued any consideration received is included in equity attributable to the owners of the Company.
Trade and other payables
Trade and other payables are initially recognised at their fair value and subsequently measured at amortised cost.
Trade and other payables are classified as current liabilities unless the Group has the right, unconditionally, to postpone the repayment of the liabilities for at least twelve months after the reporting date.
Interest income and expense
Interest income and expense are recognised within `finance income’ and `finance expense’ in consolidated statement of profit or (loss) and other comprehensive (loss)/income using the effective interest rate method.

The effective interest method is a method of calculating the amortised cost of a financial asset or financial liability and of allocating the interest income or interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments or receipts throughout the expected life of the financial instrument, or a shorter period where appropriate, to the net carrying amount of the financial asset or financial liability.
When calculating the effective interest rate, the Group estimates cash flows considering all contractual terms of the financial instrument (for example, prepayment options) but does not consider future credit losses. The calculation includes all paid or received between parties to the contract that are an integral part of the effective interest rate, transaction costs and all other premiums or discounts.
Government grants
The Group recognises an unconditional government grant relating to development in the consolidated statement of profit or (loss) and other comprehensive (loss)/income as other income when the grant becomes receivable. Government grants which become receivable and relate directly to capital expenditure are credited in Intangible assets (Assets under Construction). The Group considers that a grant becomes receivable when it is reasonably certain that the amount will be received.
Leases

1.	Definition of a lease
Previously, the Group determined at contract inception whether an arrangement was or contained a lease under IFRIC 4 Determining whether an Arrangement contains a Lease. The Group now assesses whether a contract is or contains a lease based on the definition of a lease under IFRS 16. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.

2.	Leased assets
At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative prices. However, for the leases of property the Group has elected not to separate non-lease
components and account for the lease and
non-lease
components as a single lease component.
The Group recognises a
right-of-use
asset and a lease liability at the lease commencement date. The right-of-use
asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
The
right-of-use
asset is subsequently depreciated using the
straight-line
method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use
asset reflects that the Group will exercise a purchase option.

In that case the
right-of-use
asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use
asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted at the discount rate implicit in the lease if that rate can be readily determined, otherwise the Group’s incremental borrowing rate is used. The Group in 2018 and 2019 determined its incremental borrowing rate by obtaining interest rates from various external financing sources and made certain adjustments to reflect the terms of the lease and type of the asset leased. In 2020, in the absence of external borrowing and Group’s credit risk, the Group has calculated its incremental borrowing rate based on property yields adjusted for economic environment and duration of the leases.

Lease payments included in the measurement of the lease liability comprise the following:

•	fixed payments, including in-substance fixed payments, less any lease incentives receivable; and

•	amounts expected to be payable under a residual value guarantee.
The lease liability is measured at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance
fixed lease payment.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use
asset or is recorded in consolidated statement of
profit or (loss) and other comprehensive (loss)/income if the carrying amount of the right-of-use
asset has been reduced to zero.

3.	Short-term leases and leases of low-value assets
The Group has elected not to recognise
right-of-use
assets and lease liabilities for leases of
low-value
assets and
short-term
leases. The Group recognises the lease payments associated with these leases as an expense on a straight-line
basis over the lease term.
Policy before January 1, 2019:

Determining	whether an arrangement contains a lease
At inception of an arrangement, the Group determines whether the arrangement is or contains a lease. At inception or on reassessment of an arrangement that contains a lease, the Group separates payments and other consideration required by the arrangement into those for the lease and those for other elements on the basis of their relative fair values. If the Group concludes for a finance lease that it is impracticable to separate the payments reliably, then an asset and a liability are recognised at an amount equal to the fair value of the underlying asset; subsequently, the liability is reduced as payments are made and an imputed finance cost on the liability is recognised using the Group’s incremental borrowing rate.

Leased assets
Leases of property, plant and equipment that transfer to the Group substantially all of the risks and rewards of ownership are classified as finance leases. The leased assets are measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the assets are accounted for in accordance with the accounting policy applicable to that asset. Assets held under other leases are classified as operating leases and are not recognised in the Group’s statement of financial position.

Lease payments
Payments made under operating leases are recognised in consolidated statement of profit or (loss) and other comprehensive (loss)/income on a
straight-line
basis over the term of the lease. Lease incentives received are recognised as an integral part of the total lease expense, over the term of the lease. Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.
Share-based payments
Share-based compensation benefits are provided to employees via the Arrival Share Option Plan (“SOP”) and Arrival Restricted Share Plan (“RSP”). Share-based payment arrangements in which the Company receives goods or services as consideration for its own equity instruments are accounted for as equity-settled share-based payment transactions.
The grant date fair value of share-based payments awards granted to employees is recognised as an employee expense or it is capitalised as part of the development cost, with a corresponding increase in equity, over the vesting period. For awards that are vested on grant date, the services received are recognized in full, with a corresponding increase in equity. The fair value of the awards granted is measured using an option valuation model, taking into account the terms and conditions upon which the awards were granted. The amount recognised as an expense is adjusted to reflect the revised estimated number of awards for which the related service and non-market
vesting conditions are expected to be met, such that the amount ultimately recognised is based on the number of awards that do meet the related service and non-market
performance conditions at the vesting date.
For share-based payment awards with
non-vesting
and market conditions, the grant date fair value of the share-based payment is measured to reflect such conditions and there is no true-up
for differences between expected and actual outcomes.
Taxation
Tax on the profit or loss for the year comprises current and deferred tax. Tax is recognised in the income statement except to the extent that it relates to items recognised directly in equity, in which case it is recognised in equity.

The income tax expense or income for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred taxes and liabilities attributable to temporary differences and to unused tax losses. Current tax is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Group’s subsidiaries operate and generate taxable income.
Deferred tax is provided on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: the initial recognition of goodwill; the initial recognition of assets or liabilities that affect neither accounting nor taxable profit other than in a business combination, and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realisation or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the balance sheet date.
A deferred tax asset is recognised only if it is probable that future taxable amounts will be available to utilise those temporary differences and losses. Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxing authority.
R&D Tax Credits
UK registered entities in the Group are eligible to apply for a credit from the UK tax authorities calculated based on the cost of specific qualifying research and development activities in the period (“R&D Tax Credits”). The calculation of these tax credits, and the approval of them by the tax authorities, is sufficiently uncertain, as it requires the approval from the UK authorities that all conditions are met. Research and Development Expenditure Credit (“RDEC”) and Small and Medium Enterprise credits (“SME credit”) are recognised as tax receivable and they are recognised when it is reasonably certain that the amount will be received from Her Majesty’s Revenue and Customs (“HMRC”).
Events after the reporting date
Assets and liabilities are adjusted for events which occurred in the period between the reporting date and the date the financial statements are approved by the Board when such events provide evidence of conditions that existed at the end of the reporting period.
Use of estimates and judgements
The preparation of consolidated financial statements in accordance with IFRS as issued by the International Accounting Standards Board (IASB) requires from Management the exercise of judgment, to make estimates and assumptions that influence the application of accounting principles and the related amounts of assets and liabilities, income and expenses.
The estimates and underlying assumptions are based on historical experience and various other factors that are deemed to be reasonable based on knowledge available at that time. Actual results may deviate from such estimates. A higher degree of judgement has been applied to:

Impairment testing
The assumptions used in the impairment test represent management’s best estimate for the period under consideration. The estimate of the recoverable amount, for purposes of performing the annual impairment test for the research and development cash generating units (“CGU”), was determined using a value-in-use
model for the year ended December 31, 2020 and was based on the following assumptions: 1) the expected future cash flows based on the current economic conditions and market trends for the years 2021 to 2025. The net cash flows are discounted back to December 31, 2020 with an estimated weight average cost of capital of 35% (2019: 35%). The Group has considered 2.5% (2019: 2.5%) growth rate in its computation for its terminal value. and 2) the increase of number of vehicles that are forecast to be sold in the following years. The increase is calculated on management’s projections for product sales growth as the Group will have its first manufacturing location ready at the end of 2021. The average rate for such growth is 195% (2019: 195%). The above model is based on the assumption that commencement date will start in 2022. The Company will need to reassess its calculation of impairment and its potential impact on any delays in production which is currently not measurable.
Management has identified that changes in the 2 key assumptions could cause the carrying amount to exceed the recoverable amount. The following table shows the amount by which these 2 assumptions would need to change individually for the estimated recoverable amount to be equal to the carrying amount:

Change required for carrying amount to equal recoverable amount
Weighted average cost of capital	78%
Product growth rate	0.319%
Capitalised assets in the course of construction
Management uses judgement to determine when a project has reached the development phase, to ascertain the ability to use or sell the asset, which is a criteria for capitalization for development expenditure per IAS 38. Management estimates the cost to completion and probable future cash flows that will flow in order to determine if the project is economically viable. If the conditions are met and it is believed that there is a market for the product under development, then all directly attributable costs relating to the project are capitalised.
Share based payments
In determining the value of the employee share schemes (see Note 21), management used the following assumption: a) participants that will resign before 1 year of service or before the milestone dates are achieved: 4,3% and 13,75% respectively—The estimation was performed based on latest available information on the staff turnover of the Group, and b) the date that milestones will be achieved: the dates used are in line with the value-in-use
model that was performed for impairment testing.

Reasonably possible changes at the reporting date to one of the relevant assumptions, holding other assumptions constant, would have affected the share based payments by the amounts shown below:

	December 31, 2020
	Increase	Decrease
Resign before one year (1% movement)	0	0
Resign before the milestone dates (1% movement)	(62)	62
Milestones be achieved (6 months earlier or 6 months later)	(872)	1,508
Fair Value of Loans
Participants in the RSP have received interest bearing and interest free loans, all provided on a full recourse basis.
For the determination of fair value of loans granted to employees, employees of Kinetik and ex-employees
(together referred to as “Wider Group Employees”), management has used the following assumptions: 1) Redemption of loans: loans repayable in October 2021 will be repaid at the maturity of the loans. Loans with maturity in October 2030, it is estimated that these loans will be repaid in Q3 2022. 2) Risk free rate: The zero-coupon
German government bond with a maturity commensurate to the expected terms has been used. 3) Volatility of RSU price: Same assumptions have been used as per share-based payments (see note: 21). 4) Initial savings at loan issue: OECD data for the United Kingdom, Germany and the USA regarding average household financial assets, average proportion of household financial assets that are cash or deposits and average wages as well as average loan value for the borrowers as a percentage of their salary have been used. 5) Annual increase in savings: management has also used the OECD data on average wages, average disposable income, average savings as a percentage of disposable income and scaled up for the average loan value for the borrowers as a percentage of their salary.
Reasonably possible changes at the reporting date to one of the relevant assumptions, holding other assumptions constant, would have affected the fair value of the loans by the amounts shown below:

	December 31, 2020
	Increase	Decrease
Repayment of loans (6 months movement)	134	(16)
Discount rate (2.5% movement)	43	(44)
Annual increase in savings (0.2% decrease, 1% increase)	(268)	54
Initial savings (2.5% movement)	(636)	646
Volatility (10% movement)	1,239	(1,263)
Changes in significant accounting policies
To date the Group has applied the following accounting policy: Government grants which become receivable and relate to a capital expenditure are credited to a deferred income account and are released to the consolidated statement of profit or (loss) and other comprehensive (loss)/income over the expected useful lives of the relevant assets.
This accounting policy has been amended during 2020 and the Group now recognises the government grants which become receivable and relate to capital expenditure are credited in Intangible assets.
Management decided to implement this change in accounting policy as several of the assets under development may have indefinite useful economic life and such as the deferred income recognised on the balance sheet would not be released. It is considered by changing the accounting policy that this will give a better view of the financial position of the company. The change of this accounting policy did not have a material impact to the numbers of the prior periods.